Note 7 - Deferred Finance Charges	12 Months Ended
Dec. 31, 2015
Deferred Finance Charges [Abstract]
Deferred Finance Charges [Text Block]
7.	Deferred Finance Charges

Deferred finance charges amounting to $1,569,375 and $390,000 as of December 31, 2014 and December 31, 2015, respectively, represent fees paid to the lenders for undrawn facilities, and are presented on the balance sheet under non-current assets. Gross deferred finance charges amounting to $5,959,350 and $6,343,300 as of December 31, 2014 and December 31, 2015, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet as a direct deduction from the carrying amount of the related loan and credit facility net of accumulated amortization. For the years ended December 31, 2013, 2014 and 2015, the amortization of deferred financing charges amounted to $425,933, $656,341 and $587,157, respectively, and is included in interest and finance costs in the consolidated statements of income.